Loans	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2015 and 2014:

	December 31
(Dollars in thousands)	2015	2014
Commercial:
Commercial, financial, and industrial	$10,436,390	$9,007,286
Commercial real estate	1,674,935	1,277,717
Retail:
Consumer real estate (a)	4,766,518	5,048,071
Permanent mortgage	454,123	538,961
Credit card & other	354,536	358,131
Loans, net of unearned income	$17,686,502	$16,230,166
Allowance for loan losses	210,242	232,448
Total net loans	$17,476,260	$15,997,718

Balances as of December 31, 2015 and 2014, include $52.8 million and $76.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.

COMPONENTS OF THE LOAN PORTFOLIO

The loan portfolio is disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit-impaired), risk characteristics of the loan, and FHN’s method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial and industrial ("C&I") and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans ("TRUPS") (i.e. long-term unsecured loans to bank and insurance - related businesses) portfolio and purchased credit-impaired (“PCI”) loans. Loans to mortgage companies include commercial lines of credit to qualified mortgage companies primarily for the temporary warehousing of eligible mortgage loans prior to the borrower’s sale of those mortgage loans to third party investors. Commercial classes within CRE include income CRE, residential CRE and PCI loans. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Retail classes include HELOC, real estate ("R/E") installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Concentrations

FHN has a concentration of residential real estate loans (30 percent of total loans), the majority of which is in the consumer real estate segment (27 percent of total loans). Loans to finance and insurance companies total $2.2 billion (21 percent of the C&I portfolio, or 13 percent of the total loans). FHN had loans to mortgage companies totaling $1.7 billion (16 percent of the C&I segment, or 9 percent of total loans) as of December 31, 2015. As a result, 37 percent of the C&I segment was sensitive to impacts on the financial services industry.

Restrictions

On December 31, 2015, $6.9 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2014 and 2015, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans to secure potential borrowings from the FHLB-Cincinnati. Restricted loans secure borrowings associated with consolidated VIEs. See Note 21 – Variable Interest Entities for additional discussion.

Loan Sales

In third quarter 2014, FHN sold certain loans held-for-sale. See Note 24 – Fair Value of Assets & Liabilities for further detail.

Acquisition

On October 2, 2015, FHN completed its acquisition of TAF, and its wholly-owned bank subsidiary TAB. The acquisition included $298.1 million in unpaid principal balance of loans with a fair value of $281.9 million. Generally, the fair value for the acquired loans is estimated using a discounted cash flow analysis with significant unobservable inputs (Level 3) including adjustments for expected credit losses, prepayment speeds, current market rates for similar loans, and an adjustment for investor-required yield given product-type and various risk characteristics. See Note 2 - Acquisitions and Divestitures for additional information.

At acquisition, FHN designated certain loans as PCI with the remaining loans accounted for under ASC 310-20, "Nonrefundable Fees and Other Costs." For loans accounted for under ASC 310-20, the difference between the loans' book value to TAB and the estimated fair value at the time of the acquisition will be accreted into interest income over the remaining contractual life and the subsequent accounting and reporting will be similar to FHN's originated loan portfolio.

Purchased Credit-Impaired Loans

The following table reflects FHN’s contractually required payments receivable, cash flows expected to be collected and the fair value of PCI loans at the acquisition date of October 2, 2015.

(Dollars in thousands)	October 2, 2015
Contractually required payments including interest	$27,340
Less: nonaccretable difference	(4,066)
Cash flows expected to be collected	23,274
Less: accretable yield	(3,088)
Fair value of loans acquired	$20,186

The following table presents a rollforward of the accretable yield for the years ended December 31, 2015 and 2014:

	Years Ended
	December 31
(Dollars in thousands)	2015	2014
Balance, beginning of period	$14,714	$13,490
Additions	3,165	495
Accretion	(7,184)	(7,090)
Adjustment for payoffs	(3,513)	(1,575)
Adjustment for charge-offs	(466)	(79)
Increase in accretable yield (a)	1,826	9,473
Balance, end of period	$8,542	$14,714

Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.

At December 31, 2015, the ALLL related to PCI loans was $1.7 million compared to $3.2 million as of December 31, 2014. Net charge-offs recognized during 2015 were $1.1 million, compared to $.1 million in 2014. The loan loss provision credit for 2015 was $0.5 million with a loan loss provision expense of $2.5 million during 2014. The following table reflects the outstanding principal balance and carrying amounts of PCI loans as of December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$16,063	$18,573	$5,044	$5,813
Commercial real estate	19,929	25,504	32,553	43,246
Consumer real estate	3,672	4,533	598	868
Credit card and other	52	76	10	14
Total	$39,716	$48,686	$38,205	$49,941

Impaired Loans

The following tables provide information at December 31, 2015 and 2014, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and net LOCOM have been excluded.

	2015

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$6,070	$7,751	$-	$9,858	$-
Income CRE	2,468	9,389	-	4,091	-
Residential CRE	-	-	-	144	-
Total	$8,538	$17,140	$-	$14,093	$-
Retail:
HELOC (a)	$10,819	$27,125	$-	$12,069	$-
R/E installment loans (a)	4,285	5,525	-	4,609	-
Permanent mortgage (a)	4,830	6,983	-	6,408	-
Total	$19,934	$39,633	$-	$23,086	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$21,063	$23,335	$2,718	$23,824	$1,047
TRUPS	3,339	3,700	925	12,149	-
Income CRE	5,170	6,477	390	6,671	148
Residential CRE	1,417	1,886	91	1,488	32
Total	$30,989	$35,398	$4,124	$44,132	$1,227
Retail:
HELOC	$89,434	$91,734	$14,392	$87,099	$2,137
R/E installment loans	61,146	62,148	16,886	67,032	1,460
Permanent mortgage	97,631	110,259	15,463	101,343	1,933
Credit card & other	377	382	167	434	14
Total	$248,588	$264,523	$46,908	$255,908	$5,544
Total commercial	$39,527	$52,538	$4,124	$58,225	$1,227
Total retail	$268,522	$304,156	$46,908	$278,994	$5,544
Total impaired loans	$308,049	$356,694	$51,032	$337,219	$6,771

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2014

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$9,558	$10,851	$-	$15,826	$-
TRUPS	-	-	-	813	-
Income CRE	8,528	16,242	-	7,671	-
Residential CRE	1,148	1,827	-	718	-
Total	$19,234	$28,920	$-	$25,028	$-
Retail:
HELOC (a)	$13,379	$32,471	$-	$15,670	$-
R/E installment loans (a)	4,819	6,247	-	7,855	-
Permanent mortgage (a)	7,258	9,374	-	7,798	-
Total	$25,456	$48,092	$-	$31,323	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$13,295	$17,644	$863	$23,382	$310
TRUPS	13,460	13,700	4,310	13,524	-
Income CRE	8,384	9,756	650	9,944	286
Residential CRE	1,370	5,331	146	5,553	190
Total	$36,509	$46,431	$5,969	$52,403	$786
Retail:
HELOC	$84,169	$86,252	$18,942	$77,306	$1,799
R/E installment loans	70,858	72,094	21,836	73,374	1,198
Permanent mortgage	106,201	119,421	16,627	111,528	2,823
Credit card & other	533	533	254	596	26
Total	$261,761	$278,300	$57,659	$262,804	$5,846
Total commercial	$55,743	$75,351	$5,969	$77,431	$786
Total retail	$287,217	$326,392	$57,659	$294,127	$5,846
Total impaired loans	$342,960	$401,743	$63,628	$371,558	$6,632

All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Asset Quality Indicators

FHN employs a dual grade commercial risk grading methodology to assign an estimate for the probability of default ("PD") and the loss given default ("LGD") for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN’s expected recovery based on collateral type in the event a loan defaults. See Note 5 - Allowance for Loan Losses for further discussion on the credit grading system.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2015 and 2014:
	December 31, 2015
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$564,684	$-	$-	$601	$-	$565,285	5%	$130
2	598,402	-	-	10,267	123	608,792	5	320
3	502,548	415,532	-	85,021	-	1,003,101	8	356
4	877,443	432,477	-	157,213	12,125	1,479,258	12	1,091
5	1,169,245	263,396	-	221,528	7,308	1,661,477	14	7,000
6	1,190,011	387,095	-	388,239	10,377	1,975,722	16	10,779
7	1,474,613	155,799	-	348,703	13,363	1,992,478	16	14,410
8	797,679	15,609	-	193,338	733	1,007,359	8	16,520
9	453,948	-	-	48,599	1,742	504,289	4	9,644
10	253,658	-	-	64,728	14,450	332,836	3	5,327
11	190,647	-	-	18,825	919	210,391	2	5,676
12	78,463	-	-	17,656	4,132	100,251	1	2,728
13	142,690	-	305,027	4,572	259	452,548	4	5,289
14,15,16	120,875	-	-	18,793	1,178	140,846	1	14,229
Collectively evaluated for impairment	8,414,906	1,669,908	305,027	1,578,083	66,709	12,034,633	99	93,499
Individually evaluated for impairment	27,133	-	3,339	7,638	1,417	39,527	1	4,124
Purchased credit-impaired loans	16,077	-	-	16,665	4,423	37,165	-	1,173
Total commercial loans	$8,458,116	$1,669,908	$308,366	$1,602,386	$72,549	$12,111,325	100%	$98,796

	December 31, 2014
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$450,465	$-	$-	$136	$60	$450,661	4%	$70
2	434,945	-	-	1,344	236	436,525	4	130
3	566,364	134,230	-	73,812	230	774,636	8	201
4	589,341	202,287	-	45,084	232	836,944	8	408
5	821,012	247,058	-	216,628	3,835	1,288,533	13	2,372
6	1,162,551	314,671	-	175,007	5,218	1,657,447	16	5,286
7	1,325,968	157,410	-	224,226	6,669	1,714,273	17	8,517
8	699,334	42,730	-	200,463	7,664	950,191	9	9,307
9	531,979	58,997	-	117,782	834	709,592	7	8,901
10	244,574	5,635	-	38,253	739	289,201	3	4,806
11	287,940	-	-	31,712	938	320,590	3	6,887
12	117,431	-	-	29,453	1,038	147,922	1	4,622
13	87,840	-	325,882	6,116	1,166	421,004	4	3,590
14,15,16	157,868	-	-	29,579	4,204	191,651	2	21,411
Collectively evaluated for impairment	7,477,612	1,163,018	325,882	1,189,595	33,063	10,189,170	99	76,508
Individually evaluated for impairment	22,853	-	12,845	16,912	2,518	55,128	1	5,969
Purchased credit-impaired loans	5,076	-	-	33,914	1,715	40,705	-	3,108
Total commercial loans	$7,505,541	$1,163,018	$338,727	$1,240,421	$37,296	$10,285,003	100%	$85,585

Balances as of December 31, 2015 and 2014, presented net of $25.5 million and $26.2 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the credit quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other retail portfolio.

The following tables reflect period end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2015 and 2014:

HELOC
	December 31, 2015			December 31, 2014
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$39,241	708	702	$56,335	708	701
2003	73,071	719	711	102,073	721	710
2004	200,829	721	710	282,580	723	709
2005	308,328	729	713	451,757	731	722
2006	271,791	737	726	337,440	740	727
2007	297,163	744	729	357,290	744	729
2008	168,573	753	748	194,710	753	747
2009	84,415	751	745	101,594	751	743
2010	81,100	753	747	98,214	753	749
2011	78,280	759	751	96,982	759	753
2012	97,504	760	758	119,333	760	758
2013	122,403	756	757	151,005	758	760
2014	112,658	761	764	120,025	762	762
2015	147,659	762	760	-	-	-
Total	$2,083,015	743	734	$2,469,338	741	732

R/E Installment Loans	December 31, 2015			December 31, 2014
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$7,384	676	691	$13,909	678	684
2003	31,198	711	722	49,706	714	724
2004	29,078	697	697	41,414	699	695
2005	89,422	714	709	123,130	715	712
2006	99,773	711	703	134,055	713	702
2007	153,262	722	710	199,473	723	709
2008	52,176	719	718	64,244	720	714
2009	22,291	733	728	28,762	736	725
2010	74,801	750	759	101,310	747	752
2011	230,711	760	758	278,795	760	759
2012	508,064	764	765	608,684	764	766
2013	410,795	755	759	475,272	756	759
2014	412,051	756	760	459,979	756	752
2015	562,497	757	756	-	-	-
Total	$2,683,503	751	751	$2,578,733	748	747

Permanent Mortgage	December 31, 2015			December 31, 2014
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2004	$109,486	724	718	$150,217	723	721
2004	11,975	710	702	17,349	712	712
2005	29,634	737	734	34,033	736	740
2006	50,654	732	729	62,053	731	724
2007	171,581	734	712	188,868	733	717
2008	80,793	740	716	86,441	741	709
Total	$454,123	731	717	$538,961	730	717

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2015:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$8,413,480	$5,411	$282	$8,419,173	$3,649	$1,114	$18,103	$22,866	$8,442,039
Loans to mortgage companies	1,667,334	1,971	495	1,669,800	-	-	108	108	1,669,908
TRUPS (a)	305,027	-	-	305,027	-	-	3,339	3,339	308,366
Purchased credit-impaired loans	15,708	63	306	16,077	-	-	-	-	16,077
Total commercial (C&I)	10,401,549	7,445	1,083	10,410,077	3,649	1,114	21,550	26,313	10,436,390
Commercial real estate:
Income CRE	1,576,954	1,363	-	1,578,317	831	282	6,291	7,404	1,585,721
Residential CRE	66,846	-	-	66,846	-	-	1,280	1,280	68,126
Purchased credit-impaired loans	17,868	3,059	161	21,088	-	-	-	-	21,088
Total commercial real estate	1,661,668	4,422	161	1,666,251	831	282	7,571	8,684	1,674,935
Consumer real estate:
HELOC	1,972,286	21,570	10,920	2,004,776	61,317	6,619	10,303	78,239	2,083,015
R/E installment loans	2,631,419	9,394	5,657	2,646,470	26,348	1,649	4,856	32,853	2,679,323
Purchased credit-impaired loans	4,069	20	91	4,180	-	-	-	-	4,180
Total consumer real estate	4,607,774	30,984	16,668	4,655,426	87,665	8,268	15,159	111,092	4,766,518
Permanent mortgage	412,879	5,601	3,991	422,471	14,475	2,415	14,762	31,652	454,123
Credit card & other
Credit card	187,807	1,576	1,225	190,608	-	-	-	-	190,608
Other	161,477	868	173	162,518	620	-	737	1,357	163,875
Purchased credit-impaired loans	53	-	-	53	-	-	-	-	53
Total credit card & other	349,337	2,444	1,398	353,179	620	-	737	1,357	354,536
Total loans, net of unearned	$17,433,207	$50,896	$23,301	$17,507,404	$107,240	$12,079	$59,779	$179,098	$17,686,502

Total TRUPS includes LOCOM valuation allowance of $25.5 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2014:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$7,477,410	$3,196	$218	$7,480,824	$636	$1,726	$17,279	$19,641	$7,500,465
Loans to mortgage companies	1,162,894	-	-	1,162,894	-	-	124	124	1,163,018
TRUPS (a)	325,882	-	-	325,882	-	-	12,845	12,845	338,727
Purchased credit-impaired loans	4,180	344	552	5,076	-	-	-	-	5,076
Total commercial (C&I)	8,970,366	3,540	770	8,974,676	636	1,726	30,248	32,610	9,007,286
Commercial real estate:
Income CRE	1,190,562	1,446	-	1,192,008	1,495	1,963	11,041	14,499	1,206,507
Residential CRE	34,541	183	-	34,724	-	-	857	857	35,581
Purchased credit-impaired loans	35,511	3	115	35,629	-	-	-	-	35,629
Total commercial real estate	1,260,614	1,632	115	1,262,361	1,495	1,963	11,898	15,356	1,277,717
Consumer real estate:
HELOC	2,347,361	26,738	11,093	2,385,192	66,410	6,628	11,108	84,146	2,469,338
R/E installment loans	2,524,019	11,951	5,602	2,541,572	27,330	3,268	5,888	36,486	2,578,058
Purchased credit-impaired loans	675	-	-	675	-	-	-	-	675
Total consumer real estate	4,872,055	38,689	16,695	4,927,439	93,740	9,896	16,996	120,632	5,048,071
Permanent mortgage	495,619	3,624	5,640	504,883	16,681	2,382	15,015	34,078	538,961
Credit card & other
Credit card	185,015	1,909	1,822	188,746	-	-	-	-	188,746
Other	167,272	1,137	203	168,612	-	-	763	763	169,375
Purchased credit-impaired loans	10	-	-	10	-	-	-	-	10
Total credit card & other	352,297	3,046	2,025	357,368	-	-	763	763	358,131
Total loans, net of unearned	$15,950,951	$50,531	$25,245	$16,026,727	$112,552	$15,967	$74,920	$203,439	$16,230,166

Total TRUPS includes LOCOM valuation allowance of $26.2 million.

Troubled Debt Restructurings

As part of FHN’s ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower’s current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower’s financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include extension of the maturity date, reductions of the interest rate (which may make the rate lower than current market for a new loan with similar risk), reduction or forgiveness of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors, among other things, and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management’s judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN’s proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. After 5 years, the interest rate will increase 2 percent per year until the original interest rate prior to modification is achieved. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. After 5 years the interest rate steps up 1 percent every year thereafter until it reaches the Federal Home Loan Mortgage Corporation Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

Despite the absence of a loan modification, the discharge of personal liability through bankruptcy proceedings is considered a concession. As a result, FHN classifies all non-reaffirmed residential real estate loans discharged in Chapter 7 bankruptcy as nonaccruing TDRs.

On December 31, 2015 and 2014, FHN had $296.2 million and $331.3 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $50.1 million and $59.0 million, or 17 percent as of December 31, 2015, and 18 percent as of December 31, 2014. Additionally, $71.5 million and $80.1 million of loans held-for-sale as of December 31, 2015 and 2014, respectively were classified as TDRs.

The following tables reflect portfolio loans that were classified as TDRs during the year ended December 31, 2015 and 2014:

	2015			2014
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	3	$1,818	$1,754	4	$1,767	$1,492
Total commercial (C&I)	3	1,818	1,754	4	1,767	1,492
Commercial real estate:
Income CRE	-	-	-	2	421	421
Residential CRE	-	-	-	1	976	960
Total commercial real estate	-	-	-	3	1,397	1,381
Consumer real estate:
HELOC	200	22,530	22,334	309	27,078	27,514
R/E installment loans	70	5,451	5,456	151	10,050	9,958
Total consumer real estate	270	27,981	27,790	460	37,128	37,472
Permanent mortgage	6	2,039	2,054	34	9,362	8,879
Credit card & other	24	115	109	64	327	315
Total troubled debt restructurings	303	$31,953	$31,707	565	$49,981	$49,539

The following tables present TDRs which re-defaulted during 2015 and 2014, and as to which the modification occurred 12 months or less prior to the re-default. For purposes of this disclosure, FHN generally defines payment default as 30 or more days past due.

	2015		2014
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	-	$-	6	$869
Total commercial (C&I)	-	-	6	869
Commercial real estate:
Income CRE	-	-	4	3,086
Residential CRE	1	896	-	-
Total commercial real estate	1	896	4	3,086
Consumer real estate:
HELOC	7	308	7	485
R/E installment loans	5	185	9	530
Total consumer real estate	12	493	16	1,015
Permanent mortgage	-	-	3	1,128
Credit card & other	5	12	2	4
Total troubled debt restructurings	18	$1,401	31	$6,102